UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2008
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:                Heitman Real Estate Securities LLC
Address:             191 North Wacker Drive
                     Suite 2500
                     Chicago, IL  60606

Form 13F File Number:          28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Nancy B. Lynn
Title:               Vice President
Phone:               312-849-4153

Signature, Place and Date of Signing:



/s/ Nancy B. Lynn                         Chicago, IL      May 12, 2008
---------------------------               -----------      ---------------------
[Signature]                               [City, State]    [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

028-01190                      Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:         FIVE (5)

Form 13F Information Table Entry Total:   133

Form 13F Information Table Value Total:   3,358,494

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number           Name

1      028-11931                      Old Mutual (US) Holdings, Inc.

2      028-11581                      Old Mutual Capital, Inc.

3      028-598                        The Penn Mutual Life Insurance Company

4      028-12002                      Heitman LLC

5      028-12003                      KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
def
31-Mar-08

                                                                                                     Voting Authority
                                                                                                     ---------------
                                                             Value     Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                    Title of class    CUSIP   (x$1000)   Prn Amt  Prn  Call  Dscretn   Managers   Sole  Shared  None
-----------------------------     --------------    -----   --------   -------  ---  ----  -------   --------   ----- ------  ----
Acadia Realty Trust               COM SH BEN INT  004239109    36490    1510976 SH         DEFINED   1,4,5     500056        1010920
Acadia Realty Trust               COM SH BEN INT  004239109     1251      51791 SH         OTHER     1,2,4,5    51791
Acadia Realty Trust               COM SH BEN INT  004239109      592      24500 SH         OTHER     1,3,4,5    24500
AMB Property Corp                 COM             00163T109   122168    2244904 SH         DEFINED   1,4,5     800541        1444363
AMB Property Corp                 COM             00163T109     4146      76194 SH         OTHER     1,2,4,5    76194
AMB Property Corp                 COM             00163T109     1981      36400 SH         OTHER     1,3,4,5    36400
American Campus Communities       COM             024835100    29112    1064023 SH         DEFINED   1,4,5     383750         680273
American Campus Communities       COM             024835100     1032      37716 SH         OTHER     1,2,4,5    37716
American Campus Communities       COM             024835100      523      19100 SH         OTHER     1,3,4,5    19100
Avalonbay Communities Inc         COM             053484101   162145    1679914 SH         DEFINED   1,4,5     589360        1090554
Avalonbay Communities, Inc.       COM             053484101     4842      50162 SH         OTHER     1,2,4,5    50162
Avalonbay Communities, Inc.       COM             053484101     2403      24900 SH         OTHER     1,3,4,5    24900
Biomed Realty Trust Inc           COM             09063H107    58517    2449423 SH         DEFINED   1,4,5     778883        1670540
Biomed Realty Trust Inc           COM             09063H107     2329      97479 SH         OTHER     1,2,4,5    97479
Biomed Realty Trust Inc           COM             09063H107     1058      44300 SH         OTHER     1,3,4,5    44300
Boston Properties Inc             COM             101121101   166899    1812735 SH         DEFINED   1,4,5     616608        1196127
Boston Properties, Inc.           COM             101121101     4767      51779 SH         OTHER     1,2,4,5    51779
Boston Properties, Inc.           COM             101121101     2366      25700 SH         OTHER     1,3,4,5    25700
Brandywine Realty Trust           SH BEN INT      105368203     2325     137100 SH         DEFINED   1,4,5                    137100
BRE Properties Inc                COM             05564E106     1011      22200 SH         DEFINED   1,4,5                     22200
Brookfield Properties Corp        COM             112900105    36608    1895807 SH         DEFINED   1,4,5    1396155         499652
Brookfield Properties Corp.       COM             112900105     2672     138369 SH         OTHER     1,2,4,5   138369
Brookfield Properties Corp.       COM             112900105     1327      68700 SH         OTHER     1,3,4,5    68700
Camden Property Trust             SH BEN INT      133131102    34505     687347 SH         DEFINED   1,4,5     233537         453810
Camden Property Trust             SH BEN INT      133131102     1145      22800 SH         OTHER     1,2,4,5    22800
Camden Property Trust             SH BEN INT      133131102      562      11200 SH         OTHER     1,3,4,5    11200
CBL & Associates Properties
 Inc                              COM             124830100     2664     113200 SH         DEFINED   1,4,5                    113200
Cedar Shopping Centers Inc        COM             150602209      937      80200 SH         DEFINED   1,4,5                     80200
Cogdell Spencer Inc               COM             19238U107      946      60200 SH         DEFINED   1,4,5                     60200
Colonial Properties Trust         COM SH BEN INT  195872106     3504     145700 SH         DEFINED   1,4,5                    145700
Cousins Properties Inc            COM             222795106     1915      77500 SH         DEFINED   1,4,5                     77500
Developers Diversified
  Realty Corp                     COM             251591103      670      16000 SH         DEFINED   1,4,5                     16000
DiamondRock Hospitality Company   COM             252784301    25056    1977574 SH         DEFINED   1,4,5     683889        1293685
DiamondRock Hospitality Company   COM             252784301     1154      91061 SH         OTHER     1,2,4,5    91061
DiamondRock Hospitality Company   COM             252784301      573      45200 SH         OTHER     1,3,4,5    45200
Digital Realty Trust Inc          COM             253868103    56775    1599288 SH         DEFINED   1,4,5     579931        1019357
Digital Realty Trust Inc.         COM             253868103     1967      55416 SH         OTHER     1,2,4,5    55416
Digital Realty Trust Inc.         COM             253868103      976      27500 SH         OTHER     1,3,4,5    27500
Duke Realty Corporation           COM             264411505     1661      72800 SH         DEFINED   1,4,5                     72800
Education Realty Trust            COM             28140H104      891      70900 SH         DEFINED   1,4,5                     70900
Entertainment Properties Trust    COM SH BEN INT  29380T105    22251     451072 SH         DEFINED   1,4,5      41472         409600
Equity Residential                SH BEN INT      29476L107   133203    3210493 SH         DEFINED   1,4,5    1128316        2082177
Equity Residential                SH BEN INT      29476L107     4565     110024 SH         OTHER     1,2,4,5   110024
Equity Residential                SH BEN INT      29476L107     2265      54600 SH         OTHER     1,3,4,5    54600
Essex Property Trust Inc          COM             297178105   104002     912458 SH         DEFINED   1,4,5     321010         591448
Essex Property Trust Inc.         COM             297178105     3936      34532 SH         OTHER     1,2,4,5    34532
Essex Property Trust Inc.         COM             297178105     1938      17000 SH         OTHER     1,3,4,5    17000
Extra Space Storage Inc           COM             30225T102     3086     190610 SH         DEFINED   1,4,5                    190610
Federal Realty Investment Trust   SH BEN INT      313747206   111120    1425523 SH         DEFINED   1,4,5     476786         948737
Federal Realty Investment Trust   SH BEN INT      313747206     3676      47164 SH         OTHER     1,2,4,5    47164
Federal Realty Investment Trust   SH BEN INT      313747206     1793      23000 SH         OTHER     1,3,4,5    23000
First Potomac Realty Trust        COM             33610F109     2340     152259 SH         DEFINED   1,4,5                    152259
General Growth Properties Inc     COM             370021107   107932    2827675 SH         DEFINED   1,4,5     973921        1853754
General Growth Properties, Inc.   COM             370021107     3616      94735 SH         OTHER     1,2,4,5    94735
General Growth Properties, Inc.   COM             370021107     1783      46700 SH         OTHER     1,3,4,5    46700
Glimcher Realty Trust             SH BEN INT      379302102     1396     116700 SH         DEFINED   1,4,5                    116700
GMH Communities Trust             COM             36188G102     1872     215700 SH         DEFINED   1,4,5                    215700
HCP Inc                           COM             40414L109    34271    1013632 SH         DEFINED   1,4,5     323275         690357
HCP Inc.                          COM             40414L109     1160      34305 SH         OTHER     1,2,4,5    34305
HCP Inc.                          COM             40414L109      575      17000 SH         OTHER     1,3,4,5    17000
Health Care REIT Inc              COM             42217K106    71639    1587396 SH         DEFINED   1,4,5     508066        1079330
Health Care REIT Inc.             COM             42217K106     2300      50971 SH         OTHER     1,2,4,5    50971
Health Care REIT Inc.             COM             42217K106     1142      25300 SH         OTHER     1,3,4,5    25300
Healthcare Realty Trust Inc       COM             421946104      826      31600 SH         DEFINED   1,4,5                     31600
Highwoods Properties Inc          COM             431284108    66146    2128946 SH         DEFINED   1,4,5     684863        1444083
Highwoods Properties Inc.         COM             431284108     2078      66895 SH         OTHER     1,2,4,5    66895
Highwoods Properties Inc.         COM             431284108     1032      33200 SH         OTHER     1,3,4,5    33200
Hospitality Properties Trust      COM SH BEN INT  44106M102     3790     111400 SH         DEFINED   1,4,5                    111400
Host Hotels & Resorts Inc         COM             44107P104   126010    7915219 SH         DEFINED   1,4,5    2763104        5152115
Host Hotels & Resorts, Inc.       COM             44107P104     3889     244280 SH         OTHER     1,2,4,5   244280
Host Hotels & Resorts, Inc.       COM             44107P104     1910     119969 SH         OTHER     1,3,4,5   119969
HRPT Properties Trust             COM SH BEN INT  40426W101     6782    1007700 SH         DEFINED   1,4,5                   1007700
Kilroy Realty Corp                COM             49427F108    67085    1366019 SH         DEFINED   1,4,5     452388         913631
Kilroy Realty Corp.               COM             49427F108     2412      49119 SH         OTHER     1,2,4,5    49119
Kilroy Realty Corp.               COM             49427F108     1198      24400 SH         OTHER     1,3,4,5    24400
Kimco Realty Corporation          COM             49446R109    75060    1916268 SH         DEFINED   1,4,5     642176        1274092
Kimco Realty Corporation          COM             49446R109     2533      64657 SH         OTHER     1,2,4,5    64657
Kimco Realty Corporation          COM             49446R109     1257      32100 SH         OTHER     1,3,4,5    32100
Kite Realty Group Trust           COM             49803T102    31034    2216744 SH         DEFINED   1,4,5     684539        1532205
Kite Realty Group Trust           COM             49803T102      931      66517 SH         OTHER     1,2,4,5    66517
Kite Realty Group Trust           COM             49803T102      462      33000 SH         OTHER     1,3,4,5    33000
LaSalle Hotel Properties          COM SH BEN INT  517942108    21866     761069 SH         DEFINED   1,4,5     277067         484002
LaSalle Hotel Properties          COM SH BEN INT  517942108      732      25493 SH         OTHER     1,2,4,5    25493
LaSalle Hotel Properties          COM SH BEN INT  517942108      359      12500 SH         OTHER     1,3,4,5    12500
Lexington Corporate
 Properties Trust                 COM             529043101     5869     407300 SH         DEFINED   1,4,5                    407300
Liberty Property Trust            SH BEN INT      531172104     5114     164400 SH         DEFINED   1,4,5                    164400
Macerich Company The              COM             554382101    59684     849350 SH         DEFINED   1,4,5     294813         554537
Macerich Company, The             COM             554382101     2065      29390 SH         OTHER     1,2,4,5    29390
Macerich Company, The             COM             554382101      984      14000 SH         OTHER     1,3,4,5    14000
Mack-Cali Realty Corporation      COM             554489104     3021      84600 SH         DEFINED   1,4,5                     84600
Medical Properties Trust Inc      COM             58463J304     4379     386800 SH         DEFINED   1,4,5                    386800
National Retail Properties Inc    COM             637417106    24239    1099296 SH         DEFINED   1,4,5     115573         983723
Nationwide Health Properties Inc  COM             638620104    75752    2244491 SH         DEFINED   1,4,5     746024        1498467
Nationwide Health
 Properties, Inc.                 COM             638620104     2461      72930 SH         OTHER     1,2,4,5    72930
Nationwide Health
 Properties, Inc.                 COM             638620104     1225      36300 SH         OTHER     1,3,4,5    36300
Omega Healthcare Investors Inc    COM             681936100     2660     153200 SH         DEFINED   1,4,5                    153200
Parkway Properties Inc            COM             70159Q104      891      24100 SH         DEFINED   1,4,5                     24100
Plum Creek Timber Co Inc          COM             729251108    41583    1021700 SH         DEFINED   1,4,5      64200         957500
ProLogis                          SH BEN INT      743410102   172086    2923642 SH         DEFINED   1,4,5    1035047        1888595
ProLogis                          SH BEN INT      743410102     5853      99441 SH         OTHER     1,2,4,5    99441
ProLogis                          SH BEN INT      743410102     2908      49400 SH         OTHER     1,3,4,5    49400
Public Storage Inc                COM             74460D109   156398    1764819 SH         DEFINED   1,4,5     607137        1157682
Public Storage, Inc.              COM             74460D109     4967      56049 SH         OTHER     1,2,4,5    56049
Public Storage, Inc.              COM             74460D109     2438      27515 SH         OTHER     1,3,4,5    27515
Rayonier Inc                      COM             754907103    21325     490900 SH         DEFINED   1,4,5      31500         459400
Realty Income Corp                COM             756109104     2147      83800 SH         DEFINED   1,4,5                     83800
Regency Centers Corp              COM             758849103   112603    1738776 SH         DEFINED   1,4,5     596961        1141815
Regency Centers Corp.             COM             758849103     3681      56847 SH         OTHER     1,2,4,5    56847
Regency Centers Corp.             COM             758849103     1826      28200 SH         OTHER     1,3,4,5    28200
Senior Housing Properties Trust   SH BEN INT      81721M109     4842     204300 SH         DEFINED   1,4,5                    204300
Simon Property Group Inc          COM             828806109   275177    2961762 SH         DEFINED   1,4,5    1030038        1931724
Simon Property Group, Inc.        COM             828806109     9337     100500 SH         OTHER     1,2,4,5   100500
Simon Property Group, Inc.        COM             828806109     4599      49500 SH         OTHER     1,3,4,5    49500
SL Green Realty Corp              COM             78440X101   114460    1404930 SH         DEFINED   1,4,5     478109         926821
SL Green Realty Corp              COM             78440X101     3707      45499 SH         OTHER     1,2,4,5    45499
SL Green Realty Corp              COM             78440X101     1841      22600 SH         OTHER     1,3,4,5    22600
Sovran Self Storage Inc           COM             84610H108     1986      46500 SH         DEFINED   1,4,5                     46500
Sun Communities Inc               COM             866674104     1437      70100 SH         DEFINED   1,4,5                     70100
Tanger Factory Outlet
 Centers Inc                      COM             875465106    15447     401536 SH         DEFINED   1,4,5     134575         266961
Tanger Factory Outlet
 Centers, Inc.                    COM             875465106      509      13240 SH         OTHER     1,2,4,5    13240
Tanger Factory Outlet
 Centers, Inc.                    COM             875465106      254       6600 SH         OTHER     1,3,4,5     6600
Taubman Centers Inc               COM             876664103    78767    1511834 SH         DEFINED   1,4,5     547484         964350
Taubman Centers, Inc.             COM             876664103     2775      53270 SH         OTHER     1,2,4,5    53270
Taubman Centers, Inc.             COM             876664103     1318      25300 SH         OTHER     1,3,4,5    25300
UDR Inc                           COM             902653104      802      32700 SH         DEFINED   1,4,5                     32700
Universal Health Realty Income    SH BEN INT      91359E105     1958      58800 SH         DEFINED   1,4,5                     58800
U-Store-It Trust                  COM             91274F104     2588     228400 SH         DEFINED   1,4,5                    228400
Ventas Inc                        COM             92276F100   105249    2343550 SH         DEFINED   1,4,5     775082        1568468
Ventas Inc.                       COM             92276F100     3405      75808 SH         OTHER     1,2,4,5    75808
Ventas Inc.                       COM             92276F100     1689      37600 SH         OTHER     1,3,4,5    37600
Vornado Realty Trust              SH BEN INT      929042109   179661    2083998 SH         DEFINED   1,4,5     687166        1396832
Vornado Realty Trust              SH BEN INT      929042109     5912      68574 SH         OTHER     1,2,4,5    68574
Vornado Realty Trust              SH BEN INT      929042109     2897      33600 SH         OTHER     1,3,4,5    33600

                                               133 DATA RECORDS         3358494 5     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED